Document and Entity Information	Jul. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000350698
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity Registrant Name	AutoNation, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-13107
Entity Tax Identification Number	73-1105145
Entity Address, Address Line One	200 SW 1st Ave
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(954)
Local Phone Number	769-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	AN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false